CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited)	December 31, 2022
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 80.0%
COMMUNICATION SERVICES - 0.7%
Media - 0.7%
Mediaset Espana Comunicacion SA	51,586	$183,031	*(a)

CONSUMER DISCRETIONARY - 9.3%
Auto Components - 1.3%
SAF-Holland SE	33,265	312,186	(a)

Hotels, Restaurants & Leisure - 0.8%
Arcos Dorados Holdings Inc., Class A Shares	24,181	202,153

Household Durables - 1.5%
Cairn Homes PLC	130,146	123,827
Victoria PLC	16,060	93,390	*
Vistry Group PLC	21,412	161,274	(a)

Total Household Durables		378,491

Specialty Retail - 3.7%
Dunelm Group PLC	34,854	412,519
Pets at Home Group PLC	94,684	324,632
Wickes Group PLC	99,550	176,073

Total Specialty Retail		913,224

Textiles, Apparel & Luxury Goods - 2.0%
Coats Group PLC	164,872	132,304	(a)
Samsonite International SA	134,904	354,218	*(a)(b)

Total Textiles, Apparel & Luxury Goods		486,522

TOTAL CONSUMER DISCRETIONARY		2,292,576

CONSUMER STAPLES - 3.0%
Food & Staples Retailing - 1.5%
MARR SpA	30,547	372,937	(a)

Food Products - 1.5%
First Pacific Co. Ltd.	480,650	143,169	(a)
Select Harvests Ltd.	86,819	230,266	(a)

Total Food Products		373,435

TOTAL CONSUMER STAPLES		746,372

ENERGY - 9.5%
Energy Equipment & Services - 2.2%
Pason Systems Inc.	47,019	553,533

Oil, Gas & Consumable Fuels - 7.3%
Harbour Energy PLC	70,825	261,363	(a)
Parex Resources Inc.	44,476	661,884

See Notes to Schedule of Investments.

ClearBridge International Small Cap Fund 2022 Quarterly Report	1

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Serica Energy PLC	92,407	$320,747	(a)
Tethys Oil AB	95,640	554,825	(a)

Total Oil, Gas & Consumable Fuels		1,798,819

TOTAL ENERGY		2,352,352

FINANCIALS - 19.1%
Banks - 15.7%
BAWAG Group AG	17,720	944,304	(a)(b)
BPER Banca	141,374	289,841	(a)
Eurobank Ergasias Services and Holdings SA	604,854	681,284	*(a)
Spar Nord Bank A/S	32,220	493,392	(a)
Sydbank A/S	16,411	690,352	(a)
Tisco Financial Group PCL	113,758	325,775	(a)
Unicaja Banco SA	410,225	452,024	(a)(b)

Total Banks		3,876,972

Capital Markets - 2.4%
Anima Holding SpA	86,299	345,482	(a)(b)
Fairfax India Holdings Corp.	20,630	253,336	*(b)

Total Capital Markets		598,818

Diversified Financial Services - 1.0%
doValue SpA	30,900	236,794	(a)(b)

TOTAL FINANCIALS		4,712,584

HEALTH CARE - 3.3%
Health Care Providers & Services - 1.4%
Fagron	23,869	339,601	(a)

Life Sciences Tools & Services - 0.4%
Gerresheimer AG	1,552	103,821	(a)

Pharmaceuticals - 1.5%
Hikma Pharmaceuticals PLC	20,407	380,303	(a)

TOTAL HEALTH CARE		823,725

INDUSTRIALS - 22.7%
Air Freight & Logistics - 1.2%
Wincanton PLC	69,946	284,971

Commercial Services & Supplies - 1.6%
Elis SA	27,510	406,078	(a)

Construction & Engineering - 2.8%
Maire Tecnimont SpA	206,572	687,093	(a)

Electrical Equipment - 1.6%
Nexans SA	4,369	395,435	(a)

See Notes to Schedule of Investments.

2	ClearBridge International Small Cap Fund 2022 Quarterly Report

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Machinery - 8.5%
Cargotec oyj, Class B Shares	19,447	$862,596	(a)
Deutz AG	35,319	151,997	(a)
Metso Outotec oyj	34,763	357,971	(a)
Morgan Advanced Materials PLC	148,215	563,535
Sulzer AG, Registered Shares	2,090	162,583	(a)

Total Machinery		2,098,682

Marine - 1.4%
Eneti Inc.	35,562	357,398

Professional Services - 2.9%
Applus Services SA	69,850	480,864	(a)
Pagegroup PLC	42,515	236,719	(a)

Total Professional Services		717,583

Trading Companies & Distributors - 1.8%
Yellow Cake PLC	99,420	446,783	*(a)(b)

Transportation Infrastructure - 0.9%
Zhejiang Expressway Co. Ltd., Class H Shares	285,930	219,860	(a)

TOTAL INDUSTRIALS		5,613,883

INFORMATION TECHNOLOGY - 2.3%
IT Services - 0.9%
Sopra Steria Group SACA	1,370	207,423	(a)

Semiconductors & Semiconductor Equipment - 1.4%
u-blox Holding AG	2,963	353,696	(a)

TOTAL INFORMATION TECHNOLOGY		561,119

MATERIALS - 8.9%
Chemicals - 1.4%
Essentra PLC	116,881	334,264	(a)

Metals & Mining - 7.5%
AMG Advanced Metallurgical Group NV	10,494	387,879	(a)
ERO Copper Corp.	41,117	566,042	*
Orla Mining Ltd.	38,480	155,739	*(b)
Sims Ltd.	36,990	327,928	(a)
Torex Gold Resources Inc.	26,894	308,864	*
Wesdome Gold Mines Ltd.	19,530	107,891	*

Total Metals & Mining		1,854,343

TOTAL MATERIALS		2,188,607

UTILITIES - 1.2%
Water Utilities - 1.2%
China Water Affairs Group Ltd.	354,246	291,800	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $17,705,479)		19,766,049

See Notes to Schedule of Investments.

ClearBridge International Small Cap Fund 2022 Quarterly Report	3

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2022
(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 3.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.845%	761,167	$761,167	(c)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.024%	190,292	190,292	(c)(d)

TOTAL SHORT-TERM INVESTMENTS (Cost - $951,459)			951,459

TOTAL INVESTMENTS - 83.8% (Cost - $18,656,938)			20,717,508
Other Assets in Excess of Liabilities - 16.2%			3,992,123

TOTAL NET ASSETS - 100.0%			$24,709,631

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Rate shown is one-day yield as of the end of the reporting period.

(d)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2022, the total market value of investments in Affiliated Companies was $190,292 and the cost was $190,292 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge International Small Cap Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge International Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services –Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to

5

Notes to Schedule of Investments (unaudited) (cont’d)

the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

6

Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$1,332,594	$959,982	—	$2,292,576
Energy	1,215,417	1,136,935	—	2,352,352
Financials	253,336	4,459,248	—	4,712,584
Industrials	1,205,904	4,407,979	—	5,613,883
Materials	1,138,536	1,050,071	—	2,188,607
Other Common Stocks	—	2,606,047	—	2,606,047

Total Long-Term Investments	5,145,787	14,620,262	—	19,766,049

Short-Term Investments†	951,459	—	—	951,459

Total Investments	$6,097,246	$14,620,262	—	$20,717,508

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended December 31, 2022. The following transactions were effected in such company for the period ended December 31, 2022.

	Affiliate Value at September 30, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2022
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$35,027	$908,499	908,499	$753,234	753,234	—	$395	—	$190,292

7